Strategic investments - Components (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 14,901,659	$ 39,991,750
Beauce Gold Fields ("BGF") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	123,095	123,095	$ 133,354
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	12,306,196	16,489,220	1,476,000
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 2,472,368	$ 23,379,435	$ 0